Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Datum One Series Trust
Entity Central Index Key	0001806095
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Brandes International Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Brandes International Equity Fund
Class Name	Class A
Trading Symbol	BIEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class A/BIEAX)	$ 122	1.07%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
BIEAX
-
A - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class A Shares without load) advanced 28.28% in the trailing twelve months ended March 31, 2026, outperforming the 21.27% return of the MSCI EAFE Index, and underperforming the 30.05% return of the MSCI EAFE Value Index. Notable contributors included holdings in South Korea, Mexico, Brazil, and France. Meanwhile, allocations to Netherlands, Spain, and Hong Kong weighed on relative returns, as did our exposure to China. From a sector and industry standpoint, holdings in health care, consumer discretionary, and energy were solid performers, along with semiconductor-related holdings. Conversely, holdings in the IT services and software industries hurt returns, as did positions in beverage companies. Furthermore, while our holdings did well overall, our underweight to financials and overweight consumer staples detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Health Care
| Astellas Pharma (Japan) and GSK (U.K.). Astellas Pharma benefited from improved market optimism around its drug pipeline as well as the release of solid earnings results.
Consumer Discretionary
| Kering (France), Swatch Group (Switzerland), and Hyundai Mobis (South Korea).
Information Technology
| Samsung Electronics (South Korea), Taiwan Semiconductor Manufacturing Company, and STMicroelectronics (France).

Samsung Electronics advanced as infrastructure spending linked to AI continued to underpin memory demand and pricing. We believe its scale, balance-sheet strength, and vertically integrated manufacturing footprint position Samsung well within the industry.
TOP PERFORMANCE DETRACTORS
IT Services and Software
| Capgemini (France), SAP (Germany), and Open Text (Canada). IT services and software companies were pressured by heightened concerns around perceived AI disruption.
Beverages
| Pernod Ricard (France), Budweiser Brewing Co. APAC (Hong Kong), Diageo (U.K.). Slowing global demand for alcoholic beverages hurt the shares of these holdings.
Underweight to Financials and Overweight to Consumer Staples
| Financials was one of the best-performing sectors in the benchmark, while consumer staples underperformed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class A/BIEAX) (with maximum sales charge) (1)	20.90%	12.00%	8.97%
Brandes International Equity Fund (Class A/BIEAX) (without sales charge)	28.28%	13.34%	9.62%
MSCI EAFE (Europe, Australasia and Far East) Index	21.27%	7.91%	8.38%
MSCI EAFE (Europe, Australasia and Far East) Value Index	30.05%	12.19%	9.34%
(1)	Maximum sales charge imposed on Class A purchases is 5.75%.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 2,504,338,569
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 14,168,009
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 2,504,338,569
Total number of portfolio holdings	71
Total advisory fees paid	$ 14,168,009
Portfolio turnover rate	30%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Consumer Staples	21.42%
Health Care	17.13%
Consumer Discretionary	14.66%
Technology	10.72%
Industrials	8.74%
Financials	6.59%
Energy	4.80%
Materials	4.50%
Communication Services	4.47%
Short-Term Investments	3.71%
Other	3.36%

Brandes International Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Brandes International Equity Fund
Class Name	Class C
Trading Symbol	BIECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class C/BIECX)	$ 194	1.71%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
BIECX
-
C - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class C Shares without load) advanced 27.42% in the trailing twelve months ended March 31, 2026, outperforming the 21.27% return of the MSCI EAFE Index, and underperforming the 30.05% return of the MSCI EAFE Value Index. Notable contributors included holdings in South Korea, Mexico, Brazil, and France. Meanwhile, allocations to Netherlands, Spain, and Hong Kong weighed on relative returns, as did our exposure to China. From a sector and industry standpoint, holdings in health care, consumer discretionary, and energy were solid performers, along with semiconductor-related holdings. Conversely, holdings in the IT services and software industries hurt returns, as did positions in beverage companies. Furthermore, while our holdings did well overall, our underweight to financials and overweight consumer staples detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Health Care
| Astellas Pharma (Japan) and GSK (U.K.). Astellas Pharma benefited from improved market optimism around its drug pipeline as well as the release of solid earnings results.
Consumer Discretionary
| Kering (France), Swatch Group (Switzerland), and Hyundai Mobis (South Korea).
Information Technology
| Samsung Electronics (South Korea), Taiwan Semiconductor Manufacturing Company, and STMicroelectronics (France).

Samsung Electronics advanced as infrastructure spending linked to AI continued to underpin memory demand and pricing. We believe its scale, balance-sheet strength, and vertically integrated manufacturing footprint position Samsung well within the industry.
TOP PERFORMANCE DETRACTORS
IT Services and Software
| Capgemini (France), SAP (Germany), and Open Text (Canada). IT services and software companies were pressured by heightened concerns around perceived AI disruption.
Beverages
| Pernod Ricard (France), Budweiser Brewing Co. APAC (Hong Kong), Diageo (U.K.). Slowing global demand for alcoholic beverages hurt the shares of these holdings.
Underweight to Financials and Overweight to Consumer Staples
| Financials was one of the best-performing sectors in the benchmark, while consumer staples underperformed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C Shares of the Fund
(1)
. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
(1
)
The Class C
shares
’ average
annual
total return for the 10-year
period
assumes that Class C shares automatically converted to Class A shares 8 years after
the start of the period.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class C/BIECX) (with maximum sales charge) (1),(2)	26.39%	12.56%	8.99%
Brandes International Equity Fund (Class C/BIECX) (without sales charge) (1)	27.42%	12.56%	8.99%
MSCI EAFE (Europe, Australasia and Far East) Index	21.27%	7.91%	8.38%
MSCI EAFE (Europe, Australasia and Far East) Value Index	30.05%	12.19%	9.34%
(1)	The Class C shares ’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
(2)	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 2,504,338,569
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 14,168,009
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 2,504,338,569
Total number of portfolio holdings	71
Total advisory fees paid	$ 14,168,009
Portfolio turnover rate	30%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Consumer Staples	21.42%
Health Care	17.13%
Consumer Discretionary	14.66%
Technology	10.72%
Industrials	8.74%
Financials	6.59%
Energy	4.80%
Materials	4.50%
Communication Services	4.47%
Short-Term Investments	3.71%
Other	3.36%

Brandes International Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Brandes International Equity Fund
Class Name	Class I
Trading Symbol	BIIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class I/BIIEX)	$ 97	0.85%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
BIIEX
-
I - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class I Shares) advanced 28.56% in the trailing twelve months ended March 31, 2026, outperforming the 21.27% return of the MSCI EAFE Index, and underperforming the 30.05% return of the MSCI EAFE Value Index. Notable contributors included holdings in South Korea, Mexico, Brazil, and France. Meanwhile, allocations to Netherlands, Spain, and Hong Kong weighed on relative returns, as did our exposure to China. From a sector and industry standpoint, holdings in health care, consumer discretionary, and energy were solid performers, along with semiconductor-related holdings. Conversely, holdings in the IT services and software industries hurt returns, as did p
ositions in beverage companies. Furthermore, while our holdings did well overall, our underweight to financials and overweight consumer staples detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Health Care
| Astellas Pharma (Japan) and GSK (U.K.). Astellas Pharma benefited from improved market optimism around its drug pipeline as well as the release of solid earnings results.
Consumer Discretionary
| Kering (France), Swatch Group (Switzerland), and Hyundai Mobis (South Korea).
Information Technology
| Samsung Electronics (South Korea), Taiwan Semiconductor Manufacturing Company, and STMicroelectronics (France).

Samsung Electronics advanced as infrastructure spending linked to AI continued to underpin memory demand and pricing. We believe its scale, balance-sheet strength, and vertically integrated manufacturing footprint position Samsung well within the industry.
TOP PERFORMANCE DETRACTORS
IT Services and Software
| Capgemini (France), SAP (Germany), and Open Text (Canada). IT services and software companies were pressured by heightened concerns around perceived AI disruption.
Beverages
| Pernod Ricard (France), Budweiser Brewing Co. APAC (Hong Kong), Diageo (U.K.). Slowing global demand for alcoholic beverages hurt the shares of these holdings.
Underweight to Financials and Overweight to Consumer Staples
| Financials was one of the best-performing sectors in the benchmark, while consumer staples underperformed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class I/BIIEX)	28.56%	13.62%	9.88%
MSCI EAFE (Europe, Australasia and Far East) Index	21.27%	7.91%	8.38%
MSCI EAFE (Europe, Australasia and Far East) Value Index	30.05%	12.19%	9.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 2,504,338,569
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 14,168,009
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 2,504,338,569
Total number of portfolio holdings	71
Total advisory fees paid	$ 14,168,009
Portfolio turnover rate	30%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Consumer Staples	21.42%
Health Care	17.13%
Consumer Discretionary	14.66%
Technology	10.72%
Industrials	8.74%
Financials	6.59%
Energy	4.80%
Materials	4.50%
Communication Services	4.47%
Short-Term Investments	3.71%
Other	3.36%

Brandes International Equity Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Brandes International Equity Fund
Class Name	Class R6
Trading Symbol	BIERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class R6/BIERX)	$ 86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
BIERX
-
R6 - Share
Summary of Results
The net asset value of the Brandes International Equity Fund (Class R6 Shares) advanced 28.68% in the trailing twelve months ended March 31, 2026, outperforming the 21.27% return of the MSCI EAFE Index, and underperforming the 30.05% return of the MSCI EAFE Value Index. Notable contributors included holdings in South Korea, Mexico, Brazil, and France. Meanwhile, allocations to Netherlands, Spain, and Hong Kong weighed on relative returns, as did our exposure to China. From a sector and industry standpoint, holdings in health care, consumer discretionary, and energy were solid performers, along with semiconductor-related holdings. Conversely, holdings in the IT services and software industries hurt returns, as did positions in beverage companies. Furthermore, while our holdings did well overall, our underweight to financials and overweight consumer staples detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Health Care
| Astellas Pharma (Japan) and GSK (U.K.). Astellas Pharma benefited from improved market optimism around its drug pipeline as well as the release of solid earnings results.
Consumer Discretionary
| Kering (France), Swatch Group (Switzerland), and Hyundai Mobis (South Korea).
Information Technology
| Samsung Electronics (South Korea), Taiwan Semiconductor Manufacturing Company, and STMicroelectronics (France).

Samsung Electronics advanced as infrastructure
spen
ding linked to AI continued to underpin memory demand and pricing. We believe its scale, balance-sheet strength, and vertically integrated manufacturing footprint position Samsung well within the industry.
TOP PERFORMANCE DETRACTORS
IT Services and Software
| Capgemini (France), SAP (Germany), and Open Text (Canada). IT services and software companies were pressured by heightened concerns around perceived AI disruption.
Beverages
| Pernod Ricard (France), Budweiser Brewing Co. APAC (Hong Kong), Diageo (U.K.). Slowing global demand for alcoholic beverages hurt the shares of these holdings.
Underweight to Financials and Overweight to Consumer Staples
| Financials was one of the best-performing sectors in the benchmark, while consumer staples underperformed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $
1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Equity Fund (Class R6/BIERX)	28.68%	13.73%	10.02%
MSCI EAFE (Europe, Australasia and Far East) Index	21.27%	7.91%	8.38%
MSCI EAFE (Europe, Australasia and Far East) Value Index	30.05%	12.19%	9.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 2,504,338,569
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 14,168,009
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 2,504,338,569
Total number of portfolio holdings	71
Total advisory fees paid	$ 14,168,009
Portfolio turnover rate	30%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Consumer Staples	21.42%
Health Care	17.13%
Consumer Discretionary	14.66%
Technology	10.72%
Industrials	8.74%
Financials	6.59%
Energy	4.80%
Materials	4.50%
Communication Services	4.47%
Short-Term Investments	3.71%
Other	3.36%

Brandes Global Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Brandes Global Equity Fund
Class Name	Class A
Trading Symbol	BGEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class A/BGEAX)	$ 139	1.25%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
BGEAX
-
A - Share
Summary of Results
The net asset value of the Brandes Global Equity Fund (Class A Shares without load) rose 22.86% in the trailing twelve months ended March 31, 2026, outperforming the 18.90% return of the MSCI World Index, as well as the 16.60% return of the MSCI World Value Index. Notable contributors included holdings in South Korea, Taiwan, the United Kingdom, and the United States. Meanwhile, allocations to China, Canada, and the Netherlands weighed on relative returns, along with our overweight to France. From a sector and industry standpoint, holdings in health care, information technology (particularly semiconductor-related holdings), and financials helped performance. Conversely, allocations to IT services, communication services, and beverages detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Health Care
| GSK (U.K.), Merck and Cardinal Health (U.S.). We exited our position in U.S.-based health care distributor Cardinal Health during the first quarter 2026 after the share price rose to our estimate of intrinsic value following a strong period of performance.
Information Technology
| Taiwan Semiconductor Manufacturing Company, Micron Technology (U.S.), Samsung Electronics (South Korea), and Wiwynn Corporation (Taiwan). TSMC and Samsung rose as they continued to benefit from significant artificial intelligence (AI) demand-driven spending, including the increasing need for memory semiconductors as well as leading edge semiconductor chips.
Financials
| Erste Group Bank (Austria), Citigroup (U.S.), and AIA Group Limited (Hong Kong).
TOP PERFORMANCE DETRACTORS
IT Services
| Amdocs, Cognizant, and EPAM Systems (U.S.), Capgemini (France).

IT services compan
ies
 were pressured by heightened concerns around perceived AI disruption.
Communication Services
| Publicis Groupe (France) and Comcast (U.S.). Despite posting better-than-expected earnings,

Publicis guided for slightly weaker growth than the market had anticipated. Additionally, the broader sell-off in businesses perceived as vulnerable to potential AI disruption negatively impacted Publicis.
Beverages
| Pernod Ricard (France), Budweiser Brewing Co. APAC (Hong Kong), and Heineken (Netherlands). Slowing global demand for alcoholic beverages hurt the share prices of these holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH
OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Global Equity Fund (Class A/BGEAX) (with maximum sales charge) (1)	15.79%	11.47%	10.12%
Brandes Global Equity Fund (Class A/BGEAX) (without sales charge)	22.86%	12.80%	10.77%
MSCI World Index	18.90%	10.27%	11.80%
MSCI World Value Index	16.60%	9.59%	9.35%
(1)	Maximum sales charge imposed on Class A purchases is 5.75%.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 83,826,893
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 456,561
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 83,826,893
Total number of portfolio holdings	71
Total advisory fees paid	$ 456,561
Portfolio turnover rate	31%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Health Care	21.74%
Financials	18.27%
Technology	13.89%
Consumer Staples	9.15%
Industrials	8.18%
Consumer Discretionary	7.14%
Energy	6.75%
Communication Services	5.04%
Materials	3.91%
Utilities	2.54%
Short-Term Investments	2.40%
Other	0.66%

Brandes Global Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Brandes Global Equity Fund
Class Name	Class C
Trading Symbol	BGVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class C/BGVCX)	$ 222	2.00%

Expenses Paid, Amount	$ 222
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
BGVCX
-
C - Share
Summary of Results
The net asset value of the Brandes Global Equity Fund (Class C Shares without load) rose 21.95% in the trailing twelve months ended March 31, 2026, outperforming the 18.90% return of the MSCI World Index, as well as the 16.60% return of the MSCI World Value Index. Notable contributors included holdings in South Korea, Taiwan, the United Kingdom, and the United States. Meanwhile, allocations to China, Canada, and the Netherlands weighed on relative returns, along with our overweight to France. From a sector and industry standpoint, holdings in health care, information technology (parti cular
ly semiconductor-related holdings), and financials helped performance. Conversely, allocations to IT services, communication services, and beverages detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Health Care
| GSK (U.K.), Merck and Cardinal Health (U.S.). We exited our position in U.S.-based health care distributor Cardinal Health during the first quarter 2026 after the share price rose to our estimate of intrinsic value following a strong period of performance.
Information Technology
| Taiwan Semiconductor Manufacturing Company, Micron Technology (U.S.), Samsung Electronics (South Korea), and Wiwynn Corporation (Taiwan). TSMC and Samsung rose as they continued to benefit from significant artificial intelligence (AI) demand-driven spending, including the increasing need for memory semiconductors as well as leading edge semiconductor chips.
Financials
| Erste Group Bank (Austria), Citigroup (U.S.), and AIA Group Limited (Hong Kong).
TOP PERFORMANCE DETRACTORS
IT Services
| Amdocs, Cognizant, and EPAM Systems (U.S.), Capgemini (France).

IT services companies were pressured by heightened concerns around perceived AI disruption.
Communication Services
| Publicis Groupe (France) and Comcast (U.S.).

Despite posting better-than-expected earnings, Publicis guided for slightly weaker growth than the market had anticipated. Additionally, the broader sell-off in businesses perceived as vulnerable to potential AI disruption negatively impacted Publicis.
Beverages
| Pernod Ricard (France), Budweiser Brewing Co. APAC (Hong Kong), and Heineken (Netherlands). Slowing global demand for alcoholic beverages hurt the share prices of these holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C Shares of the Fund
(1)
. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
(1
)
The Class C shares’ average
annual
total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Global Equity Fund (Class C/BGVCX) (with maximum sales charge) (1),(2)	20.97%	11.96%	10.11%
Brandes Global Equity Fund (Class C/BGVCX) (without sales charge) (1)	21.95%	11.96%	10.11%
MSCI World Index	18.90%	10.27%	11.80%
MSCI World Value Index	16.60%	9.59%	9.35%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
(2)	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 83,826,893
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 456,561
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 83,826,893
Total number of portfolio holdings	71
Total advisory fees paid	$ 456,561
Portfolio turnover rate	31%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Health Care	21.74%
Financials	18.27%
Technology	13.89%
Consumer Staples	9.15%
Industrials	8.18%
Consumer Discretionary	7.14%
Energy	6.75%
Communication Services	5.04%
Materials	3.91%
Utilities	2.54%
Short-Term Investments	2.40%
Other	0.66%

Brandes Global Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Brandes Global Equity Fund
Class Name	Class I
Trading Symbol	BGVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class I/BGVIX)	$ 112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
BGVIX
-
I - Share
Summary of Results
The net asset value of the Brandes Global Equity Fund (Class I Shares) rose 23.17% in the trailing twelve months ended March 31, 2026, outperforming the 18.90% return of the MSCI World Index, as well as the 16.60% return of the MSCI World Value Index. Notable contributors included holdings in South Korea, Taiwan, the United Kingdom, and the United States. Meanwhile, allocations to China, Canada, and the Netherlands weighed on rela tive return
s, along with our overweight to France. From a sector and industry standpoint, holdings in health care, information technology (particularly semiconductor-related holdings), and financials helped performance. Conversely, allocations to IT services, communication services, and beverages detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Health Care
| GSK (U.K.), Merck and Cardinal Health (U.S.). We exited our position in U.S.-based health care distributor Cardinal Health during the first quarter 2026 after the share price rose to our estimate of intrinsic value following a strong period of performance.
Information Technology
| Taiwan Semiconductor Manufacturing Company, Micron Technology (U.S.), Samsung Electronics (South Korea), and Wiwynn Corporation (Taiwan). TSMC and Samsung rose as they continued to benefit from significant artificial intelligence (AI) demand-driven spending, including the increasing need for memory semiconductors as well as leading edge semiconductor chips.
Financials
| Erste Group Bank (Austria), Citigroup (U.S.), and AIA Group Limited (Hong Kong).
TOP PERFORMANCE DETRACTORS
IT Services
| Amdocs, Cognizant, and EPAM Systems (U.S.), Capgemini (France).

IT services companies were pressured by heightened concerns around perceived AI disruption.
Communication Services
| Publicis Groupe (France) and Comcast (U.S.).

Despite posting better-than-expected earnings, Publicis guided for slightly weaker growth than the market had anticipated. Additionally, the broader sell-off in businesses perceived as vulnerable to potential AI disruption negatively impacted Publicis.
Beverages
| Pernod Ricard (France), Budweiser Brewing Co. APAC (Hong Kong), and Heineken (Netherlands). Slowing global demand for alcoholic beverages hurt the share prices of these holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $
100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Global Equity Fund (Class I/BGVIX)	23.17%	13.07%	11.04%
MSCI World Index	18.90%	10.27%	11.80%
MSCI World Value Index	16.60%	9.59%	9.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 83,826,893
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 456,561
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 83,826,893
Total number of portfolio holdings	71
Total advisory fees paid	$ 456,561
Portfolio turnover rate	31%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Health Care	21.74%
Financials	18.27%
Technology	13.89%
Consumer Staples	9.15%
Industrials	8.18%
Consumer Discretionary	7.14%
Energy	6.75%
Communication Services	5.04%
Materials	3.91%
Utilities	2.54%
Short-Term Investments	2.40%
Other	0.66%

Brandes Emerging Markets Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Brandes Emerging Markets Value Fund
Class Name	Class A
Trading Symbol	BEMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the
last
year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class A/BEMAX)	$ 161	1.29%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
BEMAX
-
A - Share
Summary of Results
The net asset value of the Brandes Emerging Ma
rkets Va
lue Fund (Class A Shares without load) rose 48.95% in the trailing twelve months ended March 31, 2026, outperforming the 29.55% return of the MSCI Emerging Markets Index and the 28.65% return of the MSCI Emerging Markets Value Index. Notable contributors included holdings in South Korea, Brazil, and Mexico. Our significant underweights to India and China also helped relative returns. From a sector standpoint, holdings in communication services and information technology were solid performers, while select holdings in consumer discretionary and consumer staples hurt returns. Additionally, our lack of exposure to metals & mining detracted from relative performance, as did our underweight to Taiwan.
TOP PERFORMANCE CONTRIBUTORS
Communication Services
| Millicom International Cellular (Sweden), TIM (Brazil), and NetEase (China). NetEase benefited performance as regulatory concerns eased and monetization of new game titles accelerated.
Information Technology
| Samsung Electronics (South Korea), Wiwynn (Taiwan), SK Hynix (South Korea), and ASMPT Limited (Hong Kong). Samsung Electronics advanced as infrastructure spending linked to AI continued to underpin memory demand and pricing. We believe its scale, balance-sheet strength, and vertically integrated manufacturing footprint position Samsung well within the industry.
Underweights to India and China
| India and China were among the weakest performing markets within the benchmark.
TOP PERFORMANCE DETRACTORS
Consumer Discretionary
| TravelSky Technology, Topsports International Holdings, and Haier Smart Home (China). These holdings detracted amid the broader risk-off sentiment for the sector.
Consumer Staples
| China Resources Beer (China) and Indofood (Indonesia).
Lack of Exposure to Metals & Mining
| Metals & mining was one of the best performing industries in the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class A/BEMAX) (with maximum sales charge ) (1)	40.38%	8.94%	7.46%
Brandes Emerging Markets Value Fund (Class A/BEMAX) (without sales charge)	48.95%	10.24%	8.10%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
MSCI Emerging Markets Value Index	28.65%	6.14%	7.27%
(1)	Maximum sales charge imposed on Class A purchases is 5.75%.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,123,773,776
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 8,352,747
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 1,123,773,776
Total number of portfolio holdings	64
Total advisory fees paid	$ 8,352,747
Portfolio turnover rate	19%

Holdings [Text Block]	Industry Sector as % of Net Assets
Technology	25.78%
Financials	22.76%
Consumer Discretionary	12.54%
Communication Services	12.17%
Consumer Staples	11.33%
Industrials	5.53%
Energy	3.16%
Real Estate	2.92%
Other	3.75%

Brandes Emerging Markets Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Brandes Emerging Markets Value Fund
Class Name	Class C
Trading Symbol	BEMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class C/BEMCX)	$ 250	2.02%

Expenses Paid, Amount	$ 250
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
BEMCX
-
C - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class C Shares without load) rose 47.88% in the trailing twelve months ended March 31, 2026, outperforming the 29.55% return of the MSCI Emerging Markets Index and the 28.65% return of the MSCI Emerging Markets Value Index. Notable contributors included holdings in South Korea, Brazil, and Mexico. Our significant underweights to India and China also helped relative returns. From a sector standpoint, holdings in communication services and information technology were solid performers, while select holdings in consumer discretionary and consumer staples hurt returns. Additionally, our lack of exposure to metals & mining detracted from relative performance, as did our underweight
to Taiwan.
TOP PERFORMANCE CONTRIBUTORS
Communication Services
| Millicom International Cellular (Sweden), TIM (Brazil), and NetEase (China). NetEase benefited performance as regulatory concerns eased and monetization of new game titles accelerated.
Information Technology
| Samsung Electronics (South Korea), Wiwynn (Taiwan), SK Hynix (South Korea), and ASMPT Limited (Hong Kong). Samsung Electronics advanced as infrastructure spending linked to AI continued to underpin memory demand and pricing. We believe its scale, balance-sheet strength, and vertically integrated manufacturing footprint position Samsung well within the industry.
Underweights to India and China
| India and China were among the weakest performing markets within the benchmark.
TOP PERFORMANCE DETRACTORS
Consumer Discretionary
| TravelSky Technology, Topsports International Holdings, and Haier Smart Home (China). These holdings detracted amid the broader risk-off sentiment for the sector.
Consumer Staples
| China Resources Beer (China) and Indofood (Indonesia).
Lack of Exposure to Metals & Mining
| Metals & mining was one of the best performing industries in the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C Shares of the Fund
(1)
. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class C/BEMCX) (with maximum sales charge) (1),(2)	46.88%	9.53%	7.51%
Brandes Emerging Markets Value Fund (Class C/BEMCX) (without sales charge) (1)	47.88%	9.53%	7.51%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
MSCI Emerging Markets Value Index	28.65%	6.14%	7.27%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
(2)	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,123,773,776
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 8,352,747
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 1,123,773,776
Total number of portfolio holdings	64
Total advisory fees paid	$ 8,352,747
Portfolio turnover rate	19%

Holdings [Text Block]	Industry Sector as % of Net Assets
Technology	25.78%
Financials	22.76%
Consumer Discretionary	12.54%
Communication Services	12.17%
Consumer Staples	11.33%
Industrials	5.53%
Energy	3.16%
Real Estate	2.92%
Other	3.75%

Brandes Emerging Markets Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Brandes Emerging Markets Value Fund
Class Name	Class I
Trading Symbol	BEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class I/BEMIX)	$ 138	1.11%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
BEMIX
-
I - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class I Shares) rose 49.19% in the trailing twelve months ended March 31, 2026, outperforming the 29.55% return of the MSCI Emerging Markets Index and the 28.65% return of the MSCI Emerging Markets Value Index. Notable contributors included holdings in South Korea, Brazil, and Mexico. Our significant underweights to India and China also helped relative returns. From a sector standpoint, holdings in communication services
and information technology were solid performers, while select holdings in consumer discretionary and consumer staples hurt returns. Additionally, our lack of exposure to metals & mining detracted from relative performance, as did our underweight to Taiwan.
TOP PERFORMANCE CONTRIBUTORS
Communication Services
| Millicom International Cellular (Sweden), TIM (Brazil), and NetEase (China). NetEase benefited performance as regulatory concerns eased and monetization of new game titles accelerated.
Information Technology
| Samsung Electronics (South Korea), Wiwynn (Taiwan), SK Hynix (South Korea), and ASMPT Limited (Hong Kong). Samsung Electronics advanced as infrastructure spending linked to AI continued to underpin memory demand and pricing. We believe its scale, balance-sheet strength, and vertically integrated manufacturing footprint position Samsung well within the industry.
Underweights to India and China
| India and China were among the weakest performing markets within the benchmark.
TOP PERFORMANCE DETRACTORS
Consumer Discretionary
| TravelSky Technology, Topsports International Holdings, and Haier Smart Home (China). These holdings detracted amid the broader risk-off sentiment for the sector.
Consumer Staples
| China Resources Beer (China) and Indofood (Indonesia).
Lack of Exposure to Metals & Mining
| Metals & mining was one of the best performing industries in the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $
100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class I/BEMIX)	49.19%	10.45%	8.32%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
MSCI Emerging Markets Value Index	28.65%	6.14%	7.27%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,123,773,776
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 8,352,747
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 1,123,773,776
Total number of portfolio holdings	64
Total advisory fees paid	$ 8,352,747
Portfolio turnover rate	19%

Holdings [Text Block]	Industry Sector as % of Net Assets
Technology	25.78%
Financials	22.76%
Consumer Discretionary	12.54%
Communication Services	12.17%
Consumer Staples	11.33%
Industrials	5.53%
Energy	3.16%
Real Estate	2.92%
Other	3.75%

Brandes Emerging Markets Value Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Brandes Emerging Markets Value Fund
Class Name	Class R6
Trading Symbol	BEMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class R6/BEMRX)	$ 121	0.97%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
BEMRX
-
R6 - Share
Summary of Results
The net asset value of the Brandes Emerging Markets Value Fund (Class R6 Shares) rose 4
9.46%
in the trailing twelve months ended March 31, 2026, outperforming the 29.55% return of the MSCI Emerging Markets Index and the 28.65% return of the MSCI Emerging Markets Value Index. Notable contributors included holdings in South Korea, Brazil, and Mexico. Our significant underweights to India and China also helped relative returns. From a sector standpoint, holdings in communication services and information technology were solid performers, while select holdings in consumer discretionary and consumer staples hurt returns. Additionally, our lack of exposure to metals & mining detracted from relative performance, as did our underweight to Taiwan.
TOP PERFORMANCE CONTRIBUTORS
Communication Services
| Millicom International Cellular (Sweden), TIM (Brazil), and NetEase (China). NetEase benefited performance as regulatory concerns eased and monetization of new game titles accelerated.
Information Technology
| Samsung Electronics (South Korea), Wiwynn (Taiwan), SK Hynix (South Korea), and ASMPT Limited (Hong Kong). Samsung Electronics advanced as infrastructure spending linked to AI continued to underpin memory demand and pricing. We believe its scale, balance-sheet strength, and vertically integrated manufacturing footprint position Samsung well within the industry.
Underweights to India and China
| India and China were among the weakest performing markets within the benchmark.
TOP PERFORMANCE DETRACTORS
Consumer Discretionary
| TravelSky Technology, Topsports International Holdings, and Haier Smart Home (China). These holdings detracted amid the broader risk-off sentiment for the sector.
Consumer Staples
| China Resources Beer (China) and Indofood (Indonesia).
Lack of Exposure to Metals & Mining
| Metals & mining was one of the best performing industries in the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed
10 fiscal years of Class R6 Shares of the Fund
(1)
. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
(1)	Performance shown prior to July 11, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Emerging Markets Value Fund (Class R6/BEMRX) (1)	49.46%	10.58%	8.47%
MSCI Emerging Markets Index	29.55%	3.69%	7.80%
MSCI Emerging Markets Value Index	28.65%	6.14%	7.27%
(1)	Performance shown prior to July 11, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,123,773,776
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 8,352,747
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 1,123,773,776
Total number of portfolio holdings	64
Total advisory fees paid	$ 8,352,747
Portfolio turnover rate	19%

Holdings [Text Block]	Industry Sector as % of Net Assets
Technology	25.78%
Financials	22.76%
Consumer Discretionary	12.54%
Communication Services	12.17%
Consumer Staples	11.33%
Industrials	5.53%
Energy	3.16%
Real Estate	2.92%
Other	3.75%

Brandes International Small Cap Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	Brandes International Small Cap Equity Fund
Class Name	Class A
Trading Symbol	BISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class A/BISAX)	$ 147	1.28%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
BISAX
-
A - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class A S
hares
without load) advanced 30.46% in the trailing twelve months ended

March 31, 2026, outperforming the 27.82% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the 28.53% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in consumer discretionary, communication services, industrials, and health care were standout performers, whereas allocations to information technology and consumer staples detracted from relative returns, along with a lack of exposure to metals & mining. Geographically, the Fund benefited from holdings in France and emerging markets.
TOP PERFORMANCE CONTRIBUTORS
Consumer Discretionary
| Hankook Tire & Technology (South Korea), Burberry Group (U.K.), Emperor Watch & Jewelry (Hong Kong).
Communication Services
| Millicom International Cellular (Sweden) and Magyar Telekom (Hungary).
Industrials
| Kennametal (U.S.), LISI (France), and Montana Aerospace (Switzerland). Kennametal significantly raised its guidance for fiscal year 2026 and is expected to be a key beneficiary of the material increase in tungsten prices, providing a potential positive tailwind to its margins.
TOP PERFORMANCE DETRACTORS
Information Technology
I Open Text (Canada), Globant (U.S.), and underweight to Semiconductors & Semiconductor Equipment. Both Open Text and Globant were pressured by heightened concerns around perceived AI disruption in the IT services and software industries.
Consumer Staples
| C&C Group (Ireland) and PT Indofood (Indonesia).
Lack of Exposure to Metals & Mining
| Metals & mining was one of the best performing industries in the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class A/BISAX) (with maximum sales charge) (1)	22.96%	17.44%	10.02%
Brandes International Small Cap Equity Fund (Class A/BISAX) (without sales charge)	30.46%	18.84%	10.68%
MSCI ACWI ex USA Index	24.92%	7.02%	8.38%
MSCI ACWI ex USA Small Cap Index	27.82%	5.66%	8.01%
MSCI ACWI ex USA Small Cap Value Index	28.53%	8.03%	8.48%
(1)	Maximum sales charge imposed on Class A purchases is 5.75%.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,456,836,613
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 12,133,498
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 1,456,836,613
Total number of portfolio holdings	72
Total advisory fees paid	$ 12,133,498
Portfolio turnover rate	38%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Industrials	27.45%
Consumer Staples	13.44%
Health Care	12.19%
Financials	12.16%
Communication Services	7.63%
Consumer Discretionary	6.78%
Technology	6.31%
Materials	5.40%
Real Estate	4.50%
Energy	2.17%
Other	1.38%

Brandes International Small Cap Equity Fund - Class C
Shareholder Report [Line Items]
Fund Name	Brandes International Small Cap Equity Fund
Class Name	Class C
Trading Symbol	BINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class C/BINCX)	$ 215	1.87%

Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund
Performance
-
BINCX
-
C - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class C Shares without load) advanced 29.68% in the trailing twelve months ended

March 31, 2026, outperforming the 27.82% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the 28.53% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in consumer discretionary, communication services, industrials, and health care were standout performers, whereas allocations to information technology and consumer staples detracted from relative returns, along with a lack of exposure to metals & mining. Geographically, the Fund benefited from holdings in Franc
e and e
merging markets.
TOP PERFORMANCE CONTRIBUTORS
Consumer Discretionary
| Hankook Tire & Technology (South Korea), Burberry Group (U.K.), Emperor Watch & Jewelry (Hong Kong).
Communication Services
| Millicom International Cellular (Sweden) and Magyar Telekom (Hungary).
Industrials
| Kennametal (U.S.), LISI (France), and Montana Aerospace (Switzerland). Kennametal significantly raised its guidance for fiscal year 2026 and is expected to be a key beneficiary of the material increase in tungsten prices, providing a potential positive tailwind to its margins.
TOP PERFORMANCE DETRACTORS
Information Technology
I Open Text (Canada), Globant (U.S.), and underweight to Semiconductors & Semiconductor Equipment. Both Open Text and Globant were pressured by heightened concerns around perceived AI disruption in the IT services and software industries.
Consumer Staples
| C&C Group (Ireland) and PT Indofood (Indonesia).
Lack of Exposure to Metals & Mining
| Metals & mining was one of the best performing industries in the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C Shares of the Fund
(1)
. It assumes a $10,000 initial investment at the beginning of the first fiscal year
in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
(1
)
The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares
8 years after the start of the period.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class C/BINCX) (with maximum sales charge) (1),(2)	28.75%	18.15%	10.08%
Brandes International Small Cap Equity Fund (Class C/BINCX) (without sales charge) (1)	29.68%	18.15%	10.08%
MSCI ACWI ex USA Index	24.92%	7.02%	8.38%
MSCI ACWI ex USA Small Cap Index	27.82%	5.66%	8.01%
MSCI ACWI ex USA Small Cap Value Index	28.53%	8.03%	8.48%
(1)	The Class C shares’ average annual total return for the 10-year period assumes that Class C shares automatically converted to Class A shares 8 years after the start of the period.
(2)	A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,456,836,613
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 12,133,498
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 1,456,836,613
Total number of portfolio holdings	72
Total advisory fees paid	$ 12,133,498
Portfolio turnover rate	38%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Industrials	27.45%
Consumer Staples	13.44%
Health Care	12.19%
Financials	12.16%
Communication Services	7.63%
Consumer Discretionary	6.78%
Technology	6.31%
Materials	5.40%
Real Estate	4.50%
Energy	2.17%
Other	1.38%

Brandes International Small Cap Equity Fund - Class I
Shareholder Report [Line Items]
Fund Name	Brandes International Small Cap Equity Fund
Class Name	Class I
Trading Symbol	BISMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class I/BISMX)	$ 123	1.07%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
BISMX
-
I - Share
Summary of Results
The net asset value of the Brandes International
Sma
ll Cap Equity Fund (Class I Shares) advanced 30.76% in the trailing twelve months ended

March 31, 2026, outperforming the 27.82% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the 28.53% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in consumer discretionary, communication services, industrials, and health care were standout performers, whereas allocations to information technology and consumer staples detracted from relative returns, along with a lack of exposure to metals & mining. Geographically, the Fund benefited from holdings in France and emerging markets.

TOP PERFORMANCE CONTRIBUTORS
Consumer Discretionary
| Hankook Tire & Technology (South Korea), Burberry Group (U.K.), Emperor Watch & Jewelry (Hong Kong).
Communication Services
| Millicom International Cellular (Sweden) and Magyar Telekom (Hungary).
Industrials
| Kennametal (U.S.), LISI (France), and Montana Aerospace (Switzerland). Kennametal significantly raised its guidance for fiscal year 2026 and is expected to be a key beneficiary of the material increase in tungsten prices, providing a potential positive tailwind to its margins.
TOP PERFORMANCE DETRACTORS
Information Technology
I Open Text (Canada), Globant (U.S.), and underweight to Semiconductors & Semiconductor Equipment. Both Open Text and Globant were pressured by heightened concerns around perceived AI disruption in the IT services and software industries.
Consumer Staples
| C&C Group (Ireland) and PT Indofood (Indonesia).
Lack of Exposure to Metals & Mining
| Metals & mining was one of the best performing industries in the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class I/BISMX)	30.76%	19.09%	10.91%
MSCI ACWI ex USA Index	24.92%	7.02%	8.38%
MSCI ACWI ex USA Small Cap Index	27.82%	5.66%	8.01%
MSCI ACWI ex USA Small Cap Value Index	28.53%	8.03%	8.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,456,836,613
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 12,133,498
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 1,456,836,613
Total number of portfolio holdings	72
Total advisory fees paid	$ 12,133,498
Portfolio turnover rate	38%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Industrials	27.45%
Consumer Staples	13.44%
Health Care	12.19%
Financials	12.16%
Communication Services	7.63%
Consumer Discretionary	6.78%
Technology	6.31%
Materials	5.40%
Real Estate	4.50%
Energy	2.17%
Other	1.38%

Brandes International Small Cap Equity Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Brandes International Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	BISRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class R6/BISRX)	$ 115	1.00%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
BISRX
-
R6 - Share
Summary of Results
The net asset value of the Brandes International Small Cap Equity Fund (Class R6 Shares) advanced 30.84% in the trailing twelve months ended

March 31, 2026, outperforming the 27.82% return of the MSCI ACWI ex-USA Small Cap Index, as well as outperforming the 28.53% return of the MSCI ACWI ex-USA Small Cap Value Index. Notable contributors included holdings in consumer discretionary, communication services, industrials, and health care were standout performers, whereas allocations to information technology and consumer staples detracted from relative returns, along with a lack of exposure to metals & mining. Geographically, the Fund benefited from holdings in France and emerging markets.
TOP PERFORMANCE CONTRIBUTORS
Consumer Discretionary
| Hankook Tire & Technology (South Korea), Burberry Group (U.K.), Emperor Watch & Jewelry (Hong Kong).
Communication Services
| Millicom International Cellular (Sweden) and Magyar Telekom (Hungary).
Industrials
| Kennametal (U.S.), LISI (France), and
Montana Aerospace
(Switzerland). Kennametal significantly raised its guidance for fiscal year 2026 and is expected to be a key beneficiary of the material increase in tungsten prices, providing a potential positive tailwind to its margins.
TOP PERFORMANCE DETRACTORS
Information Technology
I Open Text (Canada), Globant (U.S.), and underweight to Semiconductors & Semiconductor Equipment. Both Open Text and Globant were pressured by heightened concerns around perceived AI disruption in the IT services and software industries.
Consumer Staples
| C&C Group (Ireland) and PT Indofood (Indonesia).
Lack of Exposure to Metals & Mining
| Metals & mining was one of the best performing industries in the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed
10 fiscal years of Class R6 Shares of the Fund
(1)
. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
(1)	Performance shown prior to June 27, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes International Small Cap Equity Fund (Class R6/BISRX) (1)	30.84%	19.24%	11.04%
MSCI ACWI ex USA Index	24.92%	7.02%	8.38%
MSCI ACWI ex USA Small Cap Index	27.82%	5.66%	8.01%
MSCI ACWI ex USA Small Cap Value Index	28.53%	8.03%	8.48%
(1)	Performance shown prior to June 27, 2016 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,456,836,613
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 12,133,498
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 1,456,836,613
Total number of portfolio holdings	72
Total advisory fees paid	$ 12,133,498
Portfolio turnover rate	38%

Holdings [Text Block]
Industry

Sector as % of Net Assets
Industrials	27.45%
Consumer Staples	13.44%
Health Care	12.19%
Financials	12.16%
Communication Services	7.63%
Consumer Discretionary	6.78%
Technology	6.31%
Materials	5.40%
Real Estate	4.50%
Energy	2.17%
Other	1.38%

Brandes Small Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Brandes Small Cap Value Fund
Class Name	Class A
Trading Symbol	BSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class A/BSCAX)	$ 139	1.15%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
BSCAX
-
A - Share
Summary of Results
The net asset value of the Brandes Small Cap Value Fund (Class A Shares without load) rose 42.46% in the trailing twelve months ended March 31, 2026, outperforming the 28.09% return of the Russell 2000 Value Index and the 25.72% return of the broad Russell 2000 Index. Notable contributors were holdings in industrials, health care and financials sectors. In particular, machinery and aerospace & defense holdings excelled in the period. Meanwhile, select positions in the energy, information technology, and consumer staples sectors weighed on relative performance.
TOP PERFORMANCE CONTRIBUTORS
Machinery
| Graham Corporation, Kennametal, Timken Company, and L.B. Foster Company. Kennametal significantly raised its guidance for fiscal year 2026 and is expected to be a key beneficiary of the material increase in tungsten prices, providing a potential positive tailwind to its margins.
Aerospace & Defense
| Park Aerospace, Moog Inc, and Hexcel Corporation. Park Aerospace benefited from surging demand for its missile defense materials. It also reported strong earnings.
Health Care
I Elanco Animal Health and Avadel Pharmaceuticals.

The bidding war between Alkermes and H. Lundbeck propelled Avadel’s share price, leading us to divest our position as it reached our estimate of intrinsic value.
TOP PERFORMANCE DETRACTORS
Energy
| World Kinect Corporation, underweight to Energy Equipment & Services.
Information Technology
| NETGEAR, Open Text, Amdocs, and Globant. IT services and software companies were pressured by heightened concerns around perceived AI disruption.
Consumer Staples
I Edgewell Personal Care and Molson Coors Beverage.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Small Cap Value Fund (Class A/BSCAX) (with maximum sales charge) (1)	34.29%	13.94%	13.40%
Brandes Small Cap Value Fund (Class A/BSCAX) (without sales charge)	42.46%	15.30%	14.07%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2000 Index	25.72%	3.77%	9.88%
Russell 2000 Value Index	28.09%	5.79%	9.61%
(1)	Maximum sales charge imposed on Class A purchases is 5.75%.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 462,814,616
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 1,731,487
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 462,814,616
Total number of portfolio holdings	48
Total advisory fees paid	$ 1,731,487
Portfolio turnover rate	30%

Holdings [Text Block]	Industry Sector as % of Net Assets
Industrials	32.70%
Consumer Staples	14.89%
Technology	12.25%
Health Care	10.66%
Consumer Discretionary	10.13%
Materials	9.74%
Energy	5.95%
Other	3.55%

Brandes Small Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Brandes Small Cap Value Fund
Class Name	Class I
Trading Symbol	BSCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class I/BSCMX)	$ 109	0.90%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
BSCMX
-
I - Share
Summary of Results
The net asset value of the Brandes Small Cap Value Fund (Class I Shares) rose 42.77% in the trailing twelve months ended March 31, 2026, outperforming the 28.09% return of the Russell 2000 Value Index and the 25.72% return of the broad Russell 2000 Index. Notable contributors were holdings in industrials, health care and financials sectors. In particular, machinery and aerospace & defense holdings excelled in the period. Meanwhile, select positions in the energy, information technology, and consumer staples sectors weighed on relative performance.
TOP PERFORMANCE CONTRIBUTORS
Machinery
| Graham Corporation, Kennametal, Timken Company, and L.B. Foster Company. Kennametal significantly raised its guidance for fiscal year 2026 and is expected to be a key beneficiary of the material increase in tungsten prices, providing a potential positive tailwind to its margins.
Aerospace & Defense
| Park Aerospace, Moog Inc, and Hexcel Corporation. Park Aerospace benefited from surging demand for its missile defense materials. It also reported strong earnings.
Health Care
I Elanco Animal Health and Avadel Pharmaceuticals.

The bidding war between Alkermes and H. Lundbeck propelled Avadel’s share price, leading us to divest our position as it reached our estimate of intrinsic value.
TOP PERFORMANCE DETRACTORS
Energy
| World Kinect Corporation, underweight to Energy Equipment & Services.
Information Technology
| NETGEAR, Open Text, Amdocs, and Globant. IT services and software companies were pressured by heightened concerns around perceived AI disruption.
Consumer Staples
I Edgewell Personal Care and Molson Coors Beverage.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Small Cap Value Fund (Class I/BSCMX)	42.77%	15.59%	14.39%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2000 Index	25.72%	3.77%	9.88%
Russell 2000 Value Index	28.09%	5.79%	9.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 462,814,616
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 1,731,487
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 462,814,616
Total number of portfolio holdings	48
Total advisory fees paid	$ 1,731,487
Portfolio turnover rate	30%

Holdings [Text Block]	Industry Sector as % of Net Assets
Industrials	32.70%
Consumer Staples	14.89%
Technology	12.25%
Health Care	10.66%
Consumer Discretionary	10.13%
Materials	9.74%
Energy	5.95%
Other	3.55%

Brandes Small Cap Value Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Brandes Small Cap Value Fund
Class Name	Class R6
Trading Symbol	BSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class R6/BSCRX)	$ 88	0.72%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
BSCRX
-
R6 - Share
Summary of Results
The net asset value of the Brandes Small Cap Value Fund (Class R6 Shares) rose 43.11% in the trailing twelve months ended March 31, 2026, outperforming the 28.09% return of the Russell 2000 Value Index and the 25.72% return of the broad Russell 2000 Index. Notable contributors were holdings in industrials, health care and financials sectors. In particular, machinery and aerospace & defense holdings excelled in the period. Meanwhile, select positions in the energy, information technology, and consumer staples sectors weighed on relative performance.
TOP PERFORMANCE CONTRIBUTORS
Machinery
| Graham Corporation, Kennametal, Timken Company, and L.B. Foster Company. Kennametal significantly raised its guidance for fiscal year 2026 and is expected to be a key beneficiary of the material increase in tungsten prices, providing a potential positive tailwind to its margins.
Aerospace & Defense
| Park Aerospace, Moog Inc, and Hexcel Corporation. Park Aerospace benefited from surging demand for its missile defense materials. It also reported strong earnings.
Health Care
I Elanco Animal Health and Avadel Pharmaceuticals.

The bidding war between Alkermes and H. Lundbeck propelled Avadel’s share price, leading us to divest our position as it reached our estimate of intrinsic value.
TOP PERFORMANCE DETRACTORS
Energy
| World Kinect Corporation, underweight to Energy Equipment & Services.
Information Technology
| NETGEAR, Open Text, Amdocs, and Globant. IT services and software companies were pressured by heightened concerns around perceived AI disruption.
Consumer Staples
I Edgewell Personal Care and Molson Coors Beverage.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund
(1)
. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
(1
)
Performance
shown
prior to January 2, 2018 for Class R6 shares reflects the performance of Class I shares.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Small Cap Value Fund (Class R6/BSCRX) (1)	43.11%	15.88%	13.81%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2000 Index	25.72%	3.77%	9.88%
Russell 2000 Value Index	28.09%	5.79%	9.61%
(1)	Performance shown prior to January 2, 2018 for Class R6 shares reflects the performance of Class I shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 462,814,616
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 1,731,487
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 462,814,616
Total number of portfolio holdings	48
Total advisory fees paid	$ 1,731,487
Portfolio turnover rate	30%

Holdings [Text Block]	Industry Sector as % of Net Assets
Industrials	32.70%
Consumer Staples	14.89%
Technology	12.25%
Health Care	10.66%
Consumer Discretionary	10.13%
Materials	9.74%
Energy	5.95%
Other	3.55%

Brandes Core Plus Fixed Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Brandes Core Plus Fixed Income Fund
Class Name	Class A
Trading Symbol	BCPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class A/BCPAX)	$ 51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
BCPAX
-
A - Share
Summary of Results
The net asset value of the Brandes Core Pl
us Fixe
d Income Fund (Class A Shares, without load) rose 3.72% in the trailing twelve months ended March 31, 2026, underperforming the 4.35% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in communications and pharmaceuticals; whereas select holdings in banking and technology modestly detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Communications
| Univision Communications and Fibercop SPA
Pharmaceuticals
| Organon & Co.
Overall Duration Positioning
I The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This aided performance as yields rose across longer maturities in the yield curve.
TOP PERFORMANCE DETRACTORS
Banking
I US Bank and Bank of America
Technology
| Sabre Global Inc
Underweight Agency Mortgage-Backed Securities
Overweight U.S. Treasury Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A Shares of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Core Plus Fixed Income Fund (Class A/BCPAX) (with maximum sales charge) (1)	-0.12%	0.33%	1.58%
Brandes Core Plus Fixed Income Fund (Class A/BCPAX) (without sales charge)	3.72%	1.10%	1.98%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
(1)	Maximum sales charge imposed on Class A purchases is 3.75%.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 78,021,616
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 82,493
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 78,021,616
Total number of portfolio holdings	69
Total advisory fees paid	$ 82,493
Portfolio turnover rate	22%

Holdings [Text Block]	Asset Type as % of Net Assets
US Governments	52.78%
Corporate Bonds	31.53%
Federal and Federally Sponsored Credits	8.56%
Foreign Issuer Bonds	3.91%
Short-Term Investments	2.38%
Other	0.79%

Brandes Core Plus Fixed Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Brandes Core Plus Fixed Income Fund
Class Name	Class I
Trading Symbol	BCPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class I/BCPIX)	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
BCPIX
-
I - Share
Summary of Results
The net asset value of the Brandes Core Plus Fixed Income Fund (Class I Shares) rose 4.05% in the trailing twelve months ended March 31, 2026, underperforming the 4.35% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in communications and pharmaceuticals; whereas select holdings in banking and technology modestly detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Communications
| Univision Communications and F
iberc
op SPA
Pharmaceuticals
| Organon & Co.
Overall Duration Positioning
I The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This aided performance as yields rose across longer maturities in the yield curve.
TOP PERFORMANCE DETRACTORS
Banking
I US Bank and Bank of America
Technology
| Sabre Global Inc
Underweight Agency Mortgage-Backed Securities
Overweight U.S. Treasury Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I Shares of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Core Plus Fixed Income Fund (Class I/BCPIX)	4.05%	1.34%	2.23%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 78,021,616
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 82,493
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 78,021,616
Total number of portfolio holdings	69
Total advisory fees paid	$ 82,493
Portfolio turnover rate	22%

Holdings [Text Block]	Asset Type as % of Net Assets
US Governments	52.78%
Corporate Bonds	31.53%
Federal and Federally Sponsored Credits	8.56%
Foreign Issuer Bonds	3.91%
Short-Term Investments	2.38%
Other	0.79%

Brandes Core Plus Fixed Income Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Brandes Core Plus Fixed Income Fund
Class Name	Class R6
Trading Symbol	BCPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class R6/BCPRX)	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
BCPRX
-
R6 - Share
Summary of Results
The net asset value of the Brandes Core Plus Fixed Income Fund (Class R6 Shares) rose 3.93% in the trailing twelve months ended March 31, 2026, underperforming the 4.35% return of the Bloomberg U.S. Aggregate Bond Index. From a sector standpoint, notable contributors were holdings in communications and pharmaceuticals; whereas select holdings in banking and technology modestly detracted from relative returns.
TOP PERFORMANCE CONTRIBUTORS
Communications
| Univision Communications and Fibercop SPA
Pharmaceuticals
| Organon & Co.
Overall Duration Positioning
I The portfolio duration was positioned at 90% of the duration of the benchmark throughout
the period. This aided performance as yields rose across longer maturities in the yield curve.
TOP PERFORMANCE DETRACTORS
Banking
I US Bank and Bank of America
Technology
| Sabre Global Inc
Underweight Agency Mortgage-Backed Securities
Overweight U.S. Treasury Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 Shares of the Fund
(1)
. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
(1
)
Performance shown prior to October 10, 2017 for
Class
R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Core Plus Fixed Income Fund (Class R6/BCPRX) (1)	3.93%	1.71%	2.74%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
(1)	Performance shown prior to October 10, 2017 for Class R6 shares reflects the performance of Class I shares adjusted to reflect Class R6 expenses.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 78,021,616
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 82,493
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 78,021,616
Total number of portfolio holdings	69
Total advisory fees paid	$ 82,493
Portfolio turnover rate	22%

Holdings [Text Block]	Asset Type as % of Net Assets
US Governments	52.78%
Corporate Bonds	31.53%
Federal and Federally Sponsored Credits	8.56%
Foreign Issuer Bonds	3.91%
Short-Term Investments	2.38%
Other	0.79%

Brandes Separately Managed Account Reserve Trust - Fund Level
Shareholder Report [Line Items]
Fund Name	Brandes Separately Managed Account Reserve Trust
Class Name	Brandes Separately Managed Account Reserve Trust
Trading Symbol	SMARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brandes Separately Managed Account Reserve Trust (the “Fund”) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes Separately Managed Account Reserve Trust *	$ 0	0.00%
*	No expenses have been charged to the Fund over the period, as the Fund participates in a wrap-fee program sponsored by investment advisors unaffiliated with the Fund.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance -
SMARX
Summary of Results
The net asset value of the Fund rose 4.56% in the trailing twelve months ended March 31, 2026, outperforming the 4.35% return of the Bloomberg U.S. Aggrega te B
ond Index. From a sector standpoint, notable contributors were holdings in communications and pharmaceuticals; whereas select holdings in banking and technology modestly detracted from relative returns.

TOP PERFORMANCE CONTRIBUTORS
Communications
| Univision Communications and Fibercop SPA
Pharmaceuticals
| Organon & Co.
Overall Duration Positioning
I The portfolio duration was positioned at 90% of the duration of the benchmark throughout the period. This aided performance as yields rose across longer maturities in the yield curve.

TOP PERFORMANCE DETRACTORS
Banking
I US Bank and Bank of America
Technology
| Sabre Global Inc
Underweight Agency Mortgage-Backed Securities
Overweight U.S. Treasury Securities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
Brandes Separately Managed Account Reserve Trust	4.56%	2.60%	3.70%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. Intermediate Credit Bond Index	5.25%	1.93%	2.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 196,878,292
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF MARCH 31, 2026
Fund net assets	$ 196,878,292
Total number of portfolio holdings	55
Total advisory fees paid	$ 0
Portfolio turnover rate	51%

Holdings [Text Block]	Asset Type as % of Net Assets
Corporate Bonds	47.35%
US Governments	33.61%
Federal and Federally Sponsored Credits	9.79%
Foreign Issuer Bonds	5.19%
Short-Term Investments	3.12%
Other	1.03%

[1]	No expenses have been charged to the Fund over the period, as the Fund participates in a wrap-fee program sponsored by investment advisors unaffiliated with the Fund.